Fair Value (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Document Period End Date	Dec. 31, 2014
Financial assets
Securities available-for-sale	$ 155,223,000	$ 164,272,000
Loans held for sale, at fair value	763,000	1,118,000
Financial liabilities
Subordinated Debentures	(5,155,000)	(5,155,000)
Short-term borrowings	0	(2,415,000)
Derivatives – interest rate swaps	(1,156,000)	(1,181,000)
Carrying Value [Member]
Financial assets
Cash and due from financial institutions	8,698,000	18,219,000
Interest-earning time deposits at other financial institutions	6,615,000	6,642,000
Securities available-for-sale	155,223,000	164,272,000
Federal Home Loan Bank stock	4,275,000	4,375,000
Loans held for sale	763,000	1,118,000
Loans, net	306,131,000	293,285,000
Accrued interest receivable	1,485,000	1,612,000
Financial liabilities
Deposits	(340,768,000)	(346,701,000)
Federal Home Loan Bank advances	(84,919,000)	(86,777,000)
Subordinated Debentures	(5,155,000)	(5,155,000)
Accrued interest payable	(155,000)	(177,000)
Derivatives – interest rate swaps	(1,156,000)	(1,181,000)
Other Short-term Borrowings		(2,415,000)
Fair Value [Member]
Financial assets
Loans held for sale	763,000	1,118,000
Financial liabilities
Other Short-term Borrowings		0
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from financial institutions	8,698,000	18,219,000
Interest-earning time deposits at other financial institutions	0	0
Securities available-for-sale	0	0
Federal Home Loan Bank stock	0	0
Loans held for sale, at fair value	0	0
Loans, net	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Federal Home Loan Bank advances	0	0
Subordinated Debentures	0	0
Accrued interest payable	0	0
Derivatives – interest rate swaps	0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Cash and due from financial institutions	0	0
Interest-earning time deposits at other financial institutions	6,636,000	6,671,000
Securities available-for-sale	155,223,000	164,272,000
Federal Home Loan Bank stock	4,275,000	4,375,000
Loans held for sale, at fair value	763,000	1,118,000
Loans, net	0	0
Accrued interest receivable	857,000	962,000
Financial liabilities
Deposits	(340,830,000)	(347,625,000)
Federal Home Loan Bank advances	(85,078,000)	(88,077,000)
Subordinated Debentures	0	0
Accrued interest payable	(152,000)	(174,000)
Derivatives – interest rate swaps	(1,156,000)	(1,181,000)
Other Short-term Borrowings		(2,415,000)
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Cash and due from financial institutions	0	0
Interest-earning time deposits at other financial institutions	0	0
Securities available-for-sale	0	0
Federal Home Loan Bank stock	0	0
Loans held for sale, at fair value	0	0
Loans, net	309,903,000	296,575,000
Accrued interest receivable	628,000	650,000
Financial liabilities
Deposits	0	0
Federal Home Loan Bank advances	0	0
Subordinated Debentures	(5,149,000)	(5,152,000)
Accrued interest payable	(3,000)	(3,000)
Derivatives – interest rate swaps	0	0
Other Short-term Borrowings		$ 0